OTHER LIABILITIES - Significant weighted average assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executives Plan
OTHER LIABILITIES
Discount rate (as a percent)	5.00%	3.00%	2.50%
Retirement Program
OTHER LIABILITIES
Discount rate (as a percent)	5.00%	2.50%	1.80%
Retirement Program | Minimum
OTHER LIABILITIES
Termination of employment per annum	2.00%	2.00%
Retirement Program | Maximum
OTHER LIABILITIES
Termination of employment per annum	10.00%	10.00%